Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost at beginning	¥ 76,129	¥ 23,576
Additions	158	54,427
Disposals	(2,367)	(1,874)
Cost at ending	73,928	76,129
Accumulated depreciation
Accumulated depreciation at beginning	(15,686)	(5,441)
Depreciation charge for the year	(14,966)	(10,709)
Disposals	692	464
Accumulated depreciation at ending	(29,960)	(15,686)
Accumulated impairment loss
Accumulated impairment loss at beginning
Impairment loss charge for the year	(34,858)
Accumulated impairment loss at ending	(34,858)
Net carrying amount
Property, plant and equipment	9,110	60,443
Acquisition from business combinations (Note 8)	8
Leasehold improvements [member]
Cost
Cost at beginning	4,561	4,136
Additions		425
Disposals
Cost at ending	4,561	4,561
Accumulated depreciation
Accumulated depreciation at beginning	(3,662)	(2,858)
Depreciation charge for the year	(817)	(804)
Disposals
Accumulated depreciation at ending	(4,479)	(3,662)
Accumulated impairment loss
Accumulated impairment loss at beginning
Impairment loss charge for the year
Accumulated impairment loss at ending
Net carrying amount
Property, plant and equipment	82	899
Acquisition from business combinations (Note 8)
Music Education Equipment [Member]
Cost
Cost at beginning	70,197	18,226
Additions	155	53,830
Disposals	(2,367)	(1,859)
Cost at ending	67,985	70,197
Accumulated depreciation
Accumulated depreciation at beginning	(11,000)	(1,752)
Depreciation charge for the year	(13,983)	(9,710)
Disposals	692	462
Accumulated depreciation at ending	(24,291)	(11,000)
Accumulated impairment loss
Accumulated impairment loss at beginning
Impairment loss charge for the year	(34,858)
Accumulated impairment loss at ending	(34,858)
Net carrying amount
Property, plant and equipment	8,836	59,197
Acquisition from business combinations (Note 8)
Furniture and fixtures [Member]
Cost
Cost at beginning	341	335
Additions		6
Disposals
Cost at ending	341	341
Accumulated depreciation
Accumulated depreciation at beginning	(251)	(179)
Depreciation charge for the year	(54)	(72)
Disposals
Accumulated depreciation at ending	(305)	(251)
Accumulated impairment loss
Accumulated impairment loss at beginning
Impairment loss charge for the year
Accumulated impairment loss at ending
Net carrying amount
Property, plant and equipment	36	90
Acquisition from business combinations (Note 8)
Office equipment [member]
Cost
Cost at beginning	1,030	879
Additions	3	166
Disposals		(15)
Cost at ending	1,041	1,030
Accumulated depreciation
Accumulated depreciation at beginning	(773)	(652)
Depreciation charge for the year	(112)	(123)
Disposals		2
Accumulated depreciation at ending	(885)	(773)
Accumulated impairment loss
Accumulated impairment loss at beginning
Impairment loss charge for the year
Accumulated impairment loss at ending
Net carrying amount
Property, plant and equipment	156	¥ 257
Acquisition from business combinations (Note 8)	¥ 8